Commitments and Contingencies - Schedule of Aggregate Commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Sep. 30, 2024
Disclosure of contingent liabilities [abstract]
Purchase commitments	€ 26,930	€ 25,778
Lease payments	10,187	13,598
Total	€ 37,117	€ 39,376